SCHEDULE OF IMMEDIATELY MATURITY EXTENSION WARRANTS (Details)	12 Months Ended
Mar. 31, 2026 $ / shares
IfrsStatementLineItems [Line Items]
Dividend yield	0.00%
Immediately before modification [member] | Ipo warrant tranche four [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	1 month 2 days
Spot price	$ 0.55
Risk-free rate	3.73%
Dividend yield	0.00%
Volatility	46.65%
Immediately before modification [member] | Ipo warrant tranche five [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	4 months 2 days
Spot price	$ 0.55
Risk-free rate	3.73%
Dividend yield	0.00%
Volatility	42.86%
Immediately before modification [member] | Ipo warrant tranche six [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	10 months 2 days
Spot price	$ 0.55
Risk-free rate	3.80%
Dividend yield	0.00%
Volatility	39.57%
Immediately after modification [member] | Ipo warrant tranche four [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	2 years 1 month 2 days
Spot price	$ 0.55
Risk-free rate	3.88%
Dividend yield	0.00%
Volatility	37.89%
Immediately after modification [member] | Ipo warrant tranche five [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	2 years 4 months 2 days
Spot price	$ 0.55
Risk-free rate	3.89%
Dividend yield	0.00%
Volatility	37.13%
Immediately after modification [member] | Ipo warrant tranche six [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	2 years 10 months 2 days
Spot price	$ 0.55
Risk-free rate	3.90%
Dividend yield	0.00%
Volatility	36.60%